Cover	12 Months Ended
Dec. 31, 2022 shares
Entity Addresses [Line Items]
Document Type	20-F
Amendment Flag	false
Document Registration Statement	false
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false
Document Period End Date	Dec. 31, 2022
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2022
Current Fiscal Year End Date	--12-31
Entity File Number	001-38091
Entity Registrant Name	NATIONAL ENERGY SERVICES REUNITED CORP.
Entity Central Index Key	0001698514
Entity Incorporation, State or Country Code	D8
Entity Address, Address Line One	777 Post Oak Blvd.
Entity Address, Address Line Two	Suite 730
Entity Address, City or Town	Houston
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	77056
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	No
Entity Interactive Data Current	No
Entity Filer Category	Accelerated Filer
Entity Emerging Growth Company	false
Document Accounting Standard	U.S. GAAP
Entity Shell Company	false
Entity Common Stock, Shares Outstanding	94,012,752
ICFR Auditor Attestation Flag	true
Document Financial Statement Error Correction [Flag]	false
Auditor Firm ID	3211
Auditor Name	Grant Thornton Audit and Accounting Limited (Dubai Branch)
Auditor Location	Dubai, United Arab Emirates
Business Contact [Member]
Entity Addresses [Line Items]
Entity Address, Address Line One	777 Post Oak Blvd
Entity Address, Address Line Two	Suite 730
Entity Address, City or Town	Houston
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	77056
City Area Code	(832)
Local Phone Number	925-3777
Contact Personnel Name	Stefan Angeli